Other assets - Schedule of Other Assets (Detail) - Seaspan [Member] - USD ($) $ in Millions		Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Intangible assets	[1]	$ 94.0			$ 112.0
Deferred dry-dock		41.3	[2]		36.7	[2]	$ 42.5
Deferred financing fees	[3]	0.0			17.3
Restricted cash		0.0			14.1
Other		37.8			24.8
Other assets		$ 173.1		$ 187.6	$ 204.9

[1]	(a)Intangible assets Intangible assets are primarily comprised of the acquisition date fair value of time charter contracts acquired. During the year ended December 31, 2019, the Company recorded $17,171,000 (2018 - $16,269,000) of amortization expense related to acquired contracts. Future amortization expense related to the acquired time charter contracts is as follows: 2020 $19.2 2021 17.7 2022 16.1 2023 12.4 2024 9.7 Thereafter 15.6 $90.7
[2]	(b)Deferred dry-dock During the years ended December 31, 2019 and 2018, changes in deferred dry-dock were as follows: Dry-docking December 31, 2017 $42.5 Costs incurred 10.8 Amortization expensed (1) (16.6) December 31, 2018 36.7 Costs incurred 23.5 Amortization expensed (1) (18.9) December 31, 2019 $41.3 (1)Amortization of dry-docking costs is included in depreciation and amortization.
[3]	(c)Deferred financing fees Initial direct costs related to the Company’s vessel sale-leaseback transactions under operating lease arrangements were reclassified from other assets to right-of-use assets upon adoption of ASU 2016-02 (note 2(s)) as of January 1, 2019. During the year ended December 31, 2018, changes in deferred financing fees were due to amortization expense.